Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Warrants Outstanding, Fair Value Measurement Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of
December 31, 2021
Exercise price	$11.50
Stock price	$8.04
Option term (in years)	5.00
Volatility	33%
Risk-free interest rate	1.26%